About the presentation of our financial statements - Additional information (Detail) $ in Millions, $ in Billions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 AUD ($)	Dec. 31, 2019 USD ($)
Disclosure of initial application of standards or interpretations [Line Items]
Materiality threshold	$ 700	$ 700
Intragroup loans				$ 15
Impairment charges net of reversals, pre tax	52	269	$ 1,243
Cash royalty receipt	36
Expected unconditional royalty payments to be received	209	136
Consolidated sales revenue	55,554	63,495	44,611
Related costs	34,770	32,690	26,254
Adjustment for transition to new accounting pronouncements	(52,274)	(56,590)	(51,903)		$ (45,242)
Pacific Aluminium | Aluminium
Disclosure of initial application of standards or interpretations [Line Items]
Impairment charges net of reversals, pre tax	202	0	$ 489
Adjustment for transition to new accounting pronouncements
Disclosure of initial application of standards or interpretations [Line Items]
Adjustment for transition to new accounting pronouncements		17
Other provisions		$ 17
Adjustment for transition to new accounting pronouncements | Guddai Dari And Oyu Tolgoi
Disclosure of initial application of standards or interpretations [Line Items]
Consolidated sales revenue	511
Related costs	$ 30